Schedule of Investments - Virtus InfraCap U.S. Preferred Stock ETF

July 31, 2022 (unaudited)

Security Description	Shares	Value

PREFERRED STOCKS - 128.7%

Communication Services - 3.1%
Liberty Broadband Corp., Series A, 7.00%(1)	54,360	$1,418,796
Qwest Corp., 6.50%(1)	15,764	387,479
Telephone and Data Systems, Inc., Series UU, 6.63%(1)	114,184	2,735,848
Telephone and Data Systems, Inc., Series VV, 6.00%(1)	570,901	12,360,007
United States Cellular Corp., 5.50%(1)	14,830	310,392
Total Communication Services		17,212,522

Consumer Discretionary - 3.7%
Ford Motor Co., 6.00%(1)	520,882	13,449,173
Ford Motor Co., 6.20%(1)	200,095	5,326,529
Franchise Group, Inc., Series A, 7.50%(1)	60,652	1,559,363
Total Consumer Discretionary		20,335,065

Energy - 22.0%
Crestwood Equity Partners LP, 9.25%(1)	2,547,712	23,693,722
DCP Midstream LP, Series B, 7.88%(1)	946,114	22,801,347
DCP Midstream LP, Series C, 7.95%(1)	228,232	5,705,800
Enbridge, Inc., Series 1, 5.95% (Canada)	2,008	46,134
Energy Transfer LP, Series C, 7.38%(1)	25,418	577,243
Energy Transfer LP, Series D, 7.63%(1)	100,680	2,388,130
Energy Transfer LP, Series E, 7.60%(1)	13,668	323,932
GasLog Partners LP, Series A, 8.63% (Greece)(1)	439,111	11,391,857
GasLog Partners LP, Series B, 8.20% (Greece)(1)	378,066	9,447,869
Golar LNG Partners LP, Series A, 8.75% (United Kingdom)(1)	47,750	955,477
NuStar Energy LP, Series A, 8.77%(1)	712,256	17,058,531
NuStar Energy LP, Series B, 7.67%(1)	597,915	12,526,319
NuStar Energy LP, Series C, 9.00%(1)	602,238	15,013,793
Total Energy		121,930,154

Financials - 32.9%†
Affiliated Managers Group, Inc., 4.20%(1)	2,630	49,707
AG Mortgage Investment Trust, Inc., Series C, 8.00%(1)	167,122	3,325,745
AGNC Investment Corp., Series D, 6.88%(1)	70,145	1,529,161
AGNC Investment Corp., Series E, 6.50%(1)	16,639	376,374
AGNC Investment Corp., Series F, 6.13%(1)	4,124	91,924
American Equity Investment Life Holding Co., Series A, 5.95%(1)	3,633	88,427
Annaly Capital Management, Inc., Series F, 6.95%(1)	27,612	667,934
Annaly Capital Management, Inc., Series G, 6.50%(1)	35,937	802,114
Annaly Capital Management, Inc., Series I, 6.75%(1)	6,003	141,491
Arbor Realty Trust, Inc., Series E, 6.25%(1)	25,304	531,890
ARMOUR Residential REIT, Inc., Series C, 7.00%(1)	299,870	6,792,055
Athene Holding Ltd., Series A, 6.35%(1)	180	4,828
Athene Holding Ltd., Series D, 4.88%(1)	6,222	127,364
Atlanticus Holdings Corp., Series B, 7.63%(1)	18,082	428,543
B Riley Financial, Inc., 5.25%(1)	38,833	853,938
B Riley Financial, Inc., 6.00%(1)	69,206	1,597,274
B Riley Financial, Inc., 6.38%(1)	95,652	2,379,822

Security Description	Shares	Value

PREFERRED STOCKS (continued)

Financials (continued)
B Riley Financial, Inc., Series B, 7.38%(1)	33,615	$867,939
Bank of America Corp., Series QQ, 4.25%(1)	20,452	402,700
Bank OZK, Series A, 4.63%(1)	194,454	3,887,135
Brighthouse Financial, Inc., Series D, 4.63%(1)	42,891	812,784
Brookfield Finance, Inc., Series 50, 4.63% (Canada)(1)	16,352	315,430
Cadence Bank, Series A, 5.50%	482	11,809
Capital One Financial Corp., Series J, 4.80%	417	8,682
Chimera Investment Corp., Series A, 8.00%(1)	261,804	5,812,049
Chimera Investment Corp., Series B, 8.00%(1)	295,990	6,511,780
Chimera Investment Corp., Series C, 7.75%(1)	198,597	4,325,443
Chimera Investment Corp., Series D, 8.00%(1)	346,223	7,516,501
CNO Financial Group, Inc., 5.13%(1)	1,409	28,744
Compass Diversified Holdings, Series A, 7.25%(1)	221,954	5,493,361
Compass Diversified Holdings, Series B, 7.88%(1)	4,883	131,499
Compass Diversified Holdings, Series C, 7.88%	1,363	34,334
ConnectOne Bancorp, Inc., Series A, 5.25%(1)	816	19,576
Dynex Capital, Inc., Series C, 6.90%(1)	5,392	122,722
Ellington Financial, Inc., 6.75%(1)	434,381	9,282,722
Enstar Group Ltd., Series D, 7.00%(1)	67,796	1,646,087
Enterprise Financial Services Corp., Series A, 5.00%(1)	111,590	2,348,969
First Citizens BancShares, Inc., Series C, 5.63%	455	10,993
First Horizon Corp., Series D, 6.10%(1)	6,242	157,985
First Republic Bank, Series M, 4.00%(1)	135,341	2,484,861
First Republic Bank, Series N, 4.50%(1)	108,655	2,208,956
Huntington Bancshares, Inc., Series H, 4.50%	175	3,539
Invesco Mortgage Capital, Inc., Series B, 7.75%(1)	196,874	4,254,447
Invesco Mortgage Capital, Inc., Series C, 7.50%(1)	246,967	5,667,893
JPMorgan Chase & Co., Series JJ, 4.55%(1)	552	11,675
Kemper Corp., 5.88%(1)	107,628	2,604,598
Merchants Bancorp, Series B, 6.00%(1)	18,245	432,042
Merchants Bancorp, Series C, 6.00%(1)	79,612	1,916,261
MFA Financial, Inc., Series B, 7.50%(1)	211,447	4,482,676
MFA Financial, Inc., Series C, 6.50%(1)	484,603	9,517,603
Morgan Stanley, Series O, 4.25%(1)	58,817	1,145,755
Morgan Stanley, Series P, 6.50%*	40,000	1,042,400
Navient Corp., 6.00%(1)	13,780	294,479
New Residential Investment Corp., Series A, 7.50%	871	19,763
New Residential Investment Corp., Series B, 7.13%(1)	6,086	135,535
New Residential Investment Corp., Series C, 6.38%(1)	19,740	397,169
New Residential Investment Corp., Series D, 7.00%(1)	49,401	1,096,208
New York Community Capital Trust V, 6.00%(1)	4,959	250,430
New York Mortgage Trust, Inc., Series D, 8.00%(1)	678,964	13,782,969

Schedule of Investments - Virtus InfraCap U.S. Preferred Stock ETF (continued)

July 31, 2022 (unaudited)

Security Description	Shares	Value

PREFERRED STOCKS (continued)

Financials (continued)
New York Mortgage Trust, Inc., Series E, 7.88%(1)	467,474	$10,008,618
New York Mortgage Trust, Inc., Series F, 6.88%(1)	63,562	1,287,766
Oxford Lane Capital Corp., Series 2029, 6.00%(1)	38,008	873,424
PacWest Bancorp, Series A, 7.75%*(1)	339,783	8,800,380
PennyMac Mortgage Investment Trust, Series A, 8.13%(1)	120,027	2,973,069
PennyMac Mortgage Investment Trust, Series B, 8.00%(1)	383,316	9,701,728
PennyMac Mortgage Investment Trust, Series C, 6.75%(1)	50,404	1,074,109
Prospect Capital Corp., Series A, 5.35%(1)	304,418	5,506,922
RiverNorth Opportunities Fund, Inc., Series A, 6.00%(1)	51,563	1,285,466
Signature Bank, Series A, 5.00%(1)	2,061	41,405
Synovus Financial Corp., Series D, 6.30%(1)	5,427	138,768
Texas Capital Bancshares, Inc., Series B, 5.75%(1)	21,309	507,793
Trinity Capital, Inc., 7.00%	50,000	1,274,000
Two Harbors Investment Corp., Series B, 7.63%(1)	305,864	6,842,178
Two Harbors Investment Corp., Series C, 7.25%(1)	490,622	10,592,529
Valley National Bancorp, Series B, 5.50%(1)	4,965	116,926
Total Financials		182,312,175

Health Care - 0.1%
XOMA Corp., Series A, 8.63%(1)	14,374	380,049

Industrials - 16.7%
Air Lease Corp., Series A, 6.15%(1)	8,943	218,299
Alta Equipment Group, Inc., Series A, 10.00%(1)	2,130	57,648
Atlas Corp., Series H, 7.88% (Canada)(1)	35,664	890,887
Atlas Corp., Series I, 8.00% (Canada)(1)	478,666	12,287,356
Babcock & Wilcox Enterprises, Inc., 6.50%(1)	28,135	658,359
Babcock & Wilcox Enterprises, Inc., 8.13%(1)	413,246	10,327,017
Babcock & Wilcox Enterprises, Inc., Series A, 7.75%(1)	989,683	23,307,035
Fortress Transportation and Infrastructure Investors LLC, Series A, 8.25%(1)	15,065	352,220
Fortress Transportation and Infrastructure Investors LLC, Series B, 8.00%(1)	586,514	13,413,575
Pitney Bowes, Inc., 6.70%(1)	324,638	7,142,036
Textainer Group Holdings Ltd., Series B, 6.25% (China)(1)	224,117	5,096,420
Triton International Ltd., 6.88% (Bermuda)(1)	173,416	4,352,742
Triton International Ltd., 7.38% (Bermuda)(1)	368,028	9,697,538
Triton International Ltd., 8.00% (Bermuda)(1)	2,965	77,564
Triton International Ltd., Series E, 5.75% (Bermuda)(1)	211,725	4,554,205
Total Industrials		92,432,901

Security Description	Shares	Value

PREFERRED STOCKS (continued)

Real Estate - 35.2%†
Armada Hoffler Properties, Inc., Series A, 6.75%(1)	2,638	$67,849
Braemar Hotels & Resorts, Inc., Series B, 5.50%(1)	450,073	7,718,752
Braemar Hotels & Resorts, Inc., Series D, 8.25%(1)	47,501	1,189,900
Brookfield Property Partners LP, Series A, 5.75%(1)	102,638	2,039,417
Brookfield Property Partners LP, Series A-1, 6.50%(1)	3,178	71,410
Brookfield Property Partners LP, Series A2, 6.38%(1)	9,764	208,266
City Office REIT, Inc., Series A, 6.63%(1)	14,004	326,853
CTO Realty Growth, Inc., Series A, 6.38%(1)	70,594	1,693,550
DiamondRock Hospitality Co., 8.25%(1)	241,681	6,513,303
DigitalBridge Group, Inc., Series H, 7.13%(1)	333,143	7,985,438
DigitalBridge Group, Inc., Series I, 7.15%(1)	746,452	17,974,564
DigitalBridge Group, Inc., Series J, 7.13%(1)	187,105	4,488,649
Diversified Healthcare Trust, 5.63%(1)	236,016	3,991,030
Diversified Healthcare Trust, 6.25%(1)	218,088	3,949,574
EPR Properties, Series C, 5.75%(1)	73,493	1,812,337
EPR Properties, Series E, 9.00%(1)	510,016	16,177,707
EPR Properties, Series G, 5.75%(1)	248,364	5,970,671
Equity Commonwealth, Series D, 6.50%(1)	289,179	7,807,833
Global Net Lease, Inc., Series A, 7.25%(1)	257,139	6,626,472
Global Net Lease, Inc., Series B, 6.88%(1)	239,556	5,857,144
Healthcare Trust, Inc., Series B, 7.13%(1)	190,122	4,277,745
Hersha Hospitality Trust, Series D, 6.50%(1)	64,069	1,360,826
Hersha Hospitality Trust, Series E, 6.50%(1)	35,534	745,859
Hudson Pacific Properties, Inc., Series C, 4.75%	2,571	53,297
iStar, Inc., Series I, 7.50%(1)	232,238	5,731,634
LXP Industrial Trust, Series C, 6.50%(1)	16,790	950,986
Necessity Retail REIT, Inc., Series A, 7.50%(1)	858,337	21,115,090
Necessity Retail REIT, Inc., Series C, 7.38%(1)	151,619	3,719,214
Pebblebrook Hotel Trust, Series E, 6.38%(1)	19,700	480,483
Pebblebrook Hotel Trust, Series F, 6.30%(1)	201,816	4,540,860
Pebblebrook Hotel Trust, Series G, 6.38%(1)	54,097	1,230,707
Pebblebrook Hotel Trust, Series H, 5.70%(1)	26,360	527,991
Public Storage, Series R, 4.00%(1)	55,514	1,103,063
RLJ Lodging Trust, Series A, 1.95%(1)	878,111	22,848,448
RPT Realty, Series D, 7.25%(1)	173,575	8,852,325
Saul Centers, Inc., Series E, 6.00%(1)	296,076	7,289,391
SITE Centers Corp., Series A, 6.38%(1)	1,489	38,401
Summit Hotel Properties, Inc., Series E, 6.25%(1)	141,137	2,915,933
Summit Hotel Properties, Inc., Series F, 5.88%(1)	38,008	772,323
Sunstone Hotel Investors, Inc., Series I, 5.70%(1)	40,870	908,131
Urstadt Biddle Properties, Inc., Series K, 5.88%(1)	148,145	3,380,684
Total Real Estate		195,314,110

Utilities - 15.0%
AES Corp., 6.88%(1)	146,558	13,301,604

Schedule of Investments - Virtus InfraCap U.S. Preferred Stock ETF (continued)

July 31, 2022 (unaudited)

Security Description	Shares	Value

PREFERRED STOCKS (continued)

Utilities (continued)
Algonquin Power & Utilities Corp., 7.75% (Canada)(1)	377,112	$17,301,898
DTE Energy Co., 4.38%(1)	2,999	60,820
DTE Energy Co., 6.25%(1)	13,212	682,136
NiSource, Inc., 7.75%(1)	7,618	896,334
SCE Trust II, 5.10%(1)	3,379	68,965
SCE Trust III, Series H, 5.75%(1)	1,025,523	22,612,782
SCE Trust IV, Series J, 5.38%(1)	116,600	2,372,810
SCE Trust V, Series K, 5.45%(1)	25,307	592,690
SCE Trust VI, 5.00%(1)	638,557	12,739,212
South Jersey Industries, Inc., 5.63%(1)	4,976	97,231
UGI Corp., 7.25%(1)	122,853	12,298,814
Total Utilities		83,025,296

TOTAL INVESTMENTS - 128.7%
(Cost $743,376,243)		712,942,272
Liabilities in Excess of Other Assets - (28.7)%		(158,848,457)
Net Assets - 100.0%		$554,093,815

*	Non-income producing security.
†	Amounts represent investments in particular sectors. No industry within these sectors represented more than 25% of the Fund's total assets at the time of investment.
(1)	Security, or a portion thereof, has been pledged as collateral for borrowings. The aggregate market value of the collateral at July 31, 2022 was $531,885,974.

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of July 31, 2022.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Preferred Stocks	$712,942,272	$—	$—	$712,942,272
Total	$712,942,272	$—	$—	$712,942,272